Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted		67,550,000	62,300,000
Stock option awards, term		10 years
Total intrinsic value of options exercised	$ 38,025	$ 47,321	$ 65,292
Value of restricted shares vested	35,801	36,922	39,490
Aggregate intrinsic value of stock options outstanding	75,177
Aggregate intrinsic value of stock options exercisable	49,058
Total income tax benefit recognized for stock-based compensation	6,047	$ 4,754	$ 4,503
Unrecognized compensation expense related to unvested stock options and unvested restricted shares	$ 34,975
Unrecognized compensation expense weighted average period of recognition	1 year
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period		3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period		4 years